Equity method investments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating results
Revenue	$ 53,328	$ 46,415	$ 195,813	$ 197,723	$ 211,419
Project expenses	45,492	42,543	174,459	167,867	188,148
Project other income (expense)	(4,889)	(2,561)	(14,998)	(16,079)	(14,757)
Project income (loss)	2,947	1,311	6,356	13,777	8,514
Chambers
Operating results
Revenue	13,227	13,269	49,336	55,469	50,745
Project expenses	9,753	9,380	39,358	38,377	40,540
Project other income (expense)	(1,193)	(427)	(2,239)	(3,948)	(3,606)
Project income (loss)	2,281	3,462	7,739	13,144	6,599
Badger Creek
Operating results
Revenue	1,179	3,316	6,546	13,485	12,861
Project expenses	1,137	2,983	6,526	11,723	10,897
Project other income (expense)	(4)		(24)	(1,013)	(16)
Project income (loss)	38	333	(4)	749	1,948
Gregory
Operating results
Revenue	4,315	7,181	28,474	31,291	28,477
Project expenses	5,780	6,630	27,440	27,324	24,893
Project other income (expense)	(83)	(38)	(510)	(1,805)	(1,793)
Project income (loss)	(1,548)	513	524	2,162	1,791
Orlando
Operating results
Revenue	10,812	9,926	40,345	42,062	41,911
Project expenses	10,093	9,463	39,414	39,898	38,694
Project other income (expense)	(14)	(30)	(68)	(133)	(65)
Project income (loss)	705	433	863	2,031	3,152
Selkirk
Operating results
Revenue	12,062	10,902	54,613	51,915	47,577
Project expenses	10,335	12,659	49,595	48,496	44,045
Project other income (expense)	(65)	(1,636)	(5,424)	(6,873)	(3,812)
Project income (loss)	1,662	(3,393)	(406)	(3,454)	(280)
Other
Operating results
Revenue	11,733	1,821	16,499	3,501	23,327
Project expenses	8,394	1,428	12,126	2,049	22,560
Project other income (expense)	(3,530)	(430)	(6,733)	(2,307)	(2,777)
Project income (loss)	$ (191)	$ (37)	$ (2,360)	$ (855)	$ (2,010)